Convertible Notes Payable - Schedule of Convertible Notes Payable (Details) (Parenthetical)											1 Months Ended				3 Months Ended	12 Months Ended
	Oct. 30, 2018 USD ($)	Oct. 19, 2018 USD ($) shares	Jan. 29, 2018 shares	Dec. 14, 2017 USD ($) Integer	Dec. 08, 2017 USD ($) Integer	Sep. 26, 2017 USD ($)	Sep. 16, 2017 USD ($) $ / shares shares	Aug. 04, 2017 USD ($) $ / shares shares	Dec. 30, 2016 USD ($) $ / shares shares	Apr. 03, 2016 USD ($) $ / shares shares	Mar. 31, 2018 USD ($) shares	Jan. 31, 2018 USD ($) $ / shares shares	Aug. 31, 2017 USD ($) $ / shares shares	Jun. 30, 2017 USD ($) $ / shares shares	Nov. 30, 2017 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($)	Dec. 04, 2018 shares	Aug. 08, 2018 shares	Mar. 28, 2018 $ / shares	May 22, 2017 $ / shares shares
Number of warrant purchase shares | shares							18,333											23,562	163,113		6,667
Warrant price per share | $ / shares							$ 1.20													$ 1.08	$ 6.00
Fair value of warrants																$ 1,188,000
Debt extinguishment							$ 10,000									$ (534,000)	$ (977,000)
Number of common stock shares issued upon conversion | shares			83,333													1,243,189
Proceeds from sale of common stock																$ 2,979,000	796,000
Financing costs																798,000	643,000
Repayment of debt																845,000
Notes payable																	125,000
Proceeds from issuance of convertible notes																1,772,000	813,000
Unsecured Convertible Notes [Member] | Unaffiliated Third-Party [Member]
Outstanding balance of debt													$ 220,000	$ 220,000
Interest rate													5.00%	5.00%
Number of warrant purchase shares | shares													22,000	22,000
Warrant price per share | $ / shares													$ 4.50	$ 4.50
Fair value of warrants													$ 12,500	$ 12,500
Maturity date, description													February and March 2018	February and March 2018
Number of common stock shares issued upon conversion | shares													3,333	3,333
Exchange for cash													$ 200,000	$ 200,000
Original issue discount													10,500	10,500
Prepaid interest													$ 10,000	$ 10,000
Conversion price per share description													Convertible to shares of Common Stock at a conversion price of either $3.755 per share or $1.50 per share.	Convertible to shares of Common Stock at a conversion price of either $3.755 per share or $1.50 per share.
Convertible Note [Member] | Unaffiliated Third-Party [Member]
Outstanding balance of debt																	22,000
Fair value of warrants																40,000
Number of common stock shares issued upon conversion | shares											102,900
Original issue discount																175,000
Prepaid interest																21,000
Beneficial conversion feature																102,000
Unamortized debt discount																	40,000
Two Unsecured Convertible Notes [Member]
Outstanding balance of debt																400,000
Interest rate	5.00%
Maturity date	Apr. 29, 2019
Debt conversion percentage of amount	75.00%
Debt principal amount	$ 400,000
Unamortized debt discount																$ 201,000
Fair value of derivatives	$ 302,000
Oceanside Strategies, Inc. [Member] | Extension Agreement [Member]
Outstanding balance of debt								$ 680,000			$ 476,000						680,000
Maturity date								Aug. 04, 2018	Aug. 04, 2017
Number of warrant purchase shares | shares								87,787	161,969
Warrant price per share | $ / shares								$ 2.25	$ 1.20
Warrant exercisable date								Aug. 03, 2022	Dec. 29, 2019
Fair value of warrants								$ 171,000	$ 159,000
Maturity date, description								August 4, 2017 to April 4, 2018	December 30, 2016 to August 4, 2017
Debt extinguishment								$ 171,000			$ 1,090,000
Maximum rate of warrants issued								10.00%
Number of common stock shares issued upon conversion | shares											305,967
Fair value of common shares											$ 65,469
Percentage of shares issued in settlement of debt											70.00%
Oceanside Strategies, Inc. [Member] | Convertible Note Payable [Member]
Outstanding balance of debt										$ 680,000
Interest rate										12.00%
Maturity date										Dec. 30, 2016
Debt conversion percentage of amount										30.00%
Debt principal amount										$ 204,000
Debt conversion price per share | $ / shares										$ 1.05
Number of warrant purchase shares | shares										161,969
Warrant price per share | $ / shares										$ 1.05
Oceanside Strategies, Inc. [Member] | New Note [Member]
Debt principal amount										$ 680,000
Kodiak Capital Group, LLC [Member] | Purchase Agreement [Member]
Outstanding balance of debt											$ 100,000						320,000
Debt extinguishment											23,000
Unamortized debt discount											114,000						191,000
Proceeds from sale of common stock						$ 2,000,000
Purchase price of shares						$ 2,000,000
Repayment of debt											226,000
Notes payable											220,000
Amortization of debt discount											77,000
Kodiak Capital Group, LLC [Member] | Three Convertible Notes Payable [Member] | Purchase Agreement [Member]
Outstanding balance of debt															$ 320,000
Interest rate															5.00%
Debt conversion percentage of amount															70.00%
Debt conversion price per share | $ / shares															$ 3.75
Number of warrant purchase shares | shares															133,333
Warrant price per share | $ / shares															$ 2.25	$ 3.00
Maturity date, description															March 2018 through June 2018
Exchange for cash															$ 200,000
Original issue discount															20,000
Settlement of financing expense															100,000
Fair value of derivatives															412,000
Financing costs															92,000
Amortization of debt discount															$ 320,000
Warrants term															5 years
EMA Financial and Auctus Fund [Member] | Convertible Note Payable [Member]
Outstanding balance of debt												$ 150,000
Interest rate												8.00%
Maturity date												Jan. 31, 2019
Debt conversion percentage of amount												70.00%
Exchange for cash												$ 130,000
Original issue discount												20,000
Fair value of derivatives												253,000
Financing costs												$ 103,000
EMA Financial and Auctus Fund [Member] | Unsecured Convertible Notes [Member]
Outstanding balance of debt					$ 370,000												370,000
Interest rate					8.00%
Maturity date					Dec. 08, 2018
Debt conversion percentage of amount					70.00%
Number of warrant purchase shares | shares												66,667				160,000
Warrant price per share | $ / shares												$ 2.10				$ 1.65
Exchange for cash					$ 323,000
Original issue discount					47,000
Unamortized debt discount											494,000						$ 344,000
Fair value of derivatives					565,000							$ 49,000				$ 119,000
Financing costs					$ 195,000
Description on warrants												Warrants to purchase up to 33,333 shares of Common Stock included (i) a full ratchet reset provision in the event the Company engaged in a future equity offering at an offering price less than $2.10 per share and (ii) a fundamental transaction provision that could give rise to an obligation to pay cash to the warrant holder and a reset of the exercise price.				Warrants to acquire up to 80,000 shares of Common Stock contained (i) a full ratchet reset provision in the event the Company engages in a future equity offering and the Company offers equity securities at a price less than $1.65 per share and (ii) a fundamental transaction provision that could give rise to an obligation to pay cash to the warrant holder.
Warrants term												5 years				5 years
Number of consecutive trading days | Integer					10
PowerUp Lending Group, Ltd. [Member] | Unsecured Convertible Notes [Member]
Outstanding balance of debt				$ 105,000												$ 105,000
Interest rate				8.00%
Maturity date				Sep. 20, 2018
Debt conversion percentage of amount				70.00%
Exchange for cash				$ 90,000
Original issue discount				15,000												15,000
Unamortized debt discount											$ 100,000					100,000
Fair value of derivatives				160,000
Financing costs				55,000
Amortization of debt discount				$ 105,000
Number of consecutive trading days | Integer				10
Bellridge Capital, LP [Member] | Unsecured Convertible Notes [Member]
Outstanding balance of debt																1,500,000
Interest rate		10.00%
Maturity date		Apr. 30, 2019
Debt conversion percentage of amount		70.00%
Debt principal amount		$ 1,500,000
Number of common stock shares issued upon conversion | shares		96,667
Fair value of common shares		$ 595,000
Original issue discount		150,000
Unamortized debt discount																881,000
Settlement of financing expense		109,000
Fair value of derivatives		1,273,000
Financing costs																$ 626,000
Proceeds from issuance of convertible notes		1,242,000
Aggregate cost incurred		$ 2,126,000